Summary of Computer Software (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Research And Development [Line Items]
Computer software	$ 782,607	$ 744,035
Accumulated amortization	567,363	497,611
Computer software, net	215,244	246,424
Licensed computer software
Schedule Of Research And Development [Line Items]
Computer software	423,100	403,115
Accumulated amortization	309,571	275,145
Software development costs
Schedule Of Research And Development [Line Items]
Computer software	283,452	265,029
Accumulated amortization	208,781	183,853
Acquisition technology intangibles
Schedule Of Research And Development [Line Items]
Computer software	76,055	75,891
Accumulated amortization	$ 49,011	$ 38,613